UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07723

Worldwide Health Sciences Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

August 31, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Worldwide Health Sciences Portfolio

August 31, 2014

Portfolio of Investments

Common Stocks — 98.8%

Security	Shares	Value

Biotechnology — 34.3%
Actelion, Ltd.	348,000	$42,728,025
Amgen, Inc.	392,000	54,636,960
Biogen Idec, Inc.(1)	149,600	51,318,784
BioMarin Pharmaceutical, Inc.(1)	214,000	15,241,080
Celgene Corp.(1)	360,000	34,207,200
Celldex Therapeutics, Inc.(1)	262,500	4,176,375
Exact Sciences Corp.(1)	400,000	8,340,000
Gilead Sciences, Inc.(1)	600,000	64,548,000
Incyte Corp.(1)	643,800	34,893,960
Infinity Pharmaceuticals, Inc.(1)	753,000	8,508,900
InterMune, Inc.(1)	436,500	32,060,925
Ironwood Pharmaceuticals, Inc.(1)	1,900,000	24,586,000
Medivation, Inc.(1)	522,000	47,637,720
Neurocrine Biosciences, Inc.(1)	580,700	9,471,217
Portola Pharmaceuticals, Inc.(1)	475,700	13,267,273
Regeneron Pharmaceuticals, Inc.(1)	153,000	53,629,560
Vertex Pharmaceuticals, Inc.(1)	121,200	11,340,684

		$510,592,663

Health Care Distributors — 0.8%
McKesson Corp.	62,000	$12,091,860

		$12,091,860

Health Care Equipment — 11.0%
Biosensors International Group, Ltd.(1)	13,628,000	$8,010,816
CareFusion Corp.(1)	475,000	21,807,250
Insulet Corp.(1)	529,800	19,131,078
Intuitive Surgical, Inc.(1)	91,100	42,817,911
NuVasive, Inc.(1)	367,000	12,881,700
St. Jude Medical, Inc.	214,800	14,088,732
Stryker Corp.	89,600	7,464,576
Tornier NV(1)	930,000	20,106,600
Wright Medical Group, Inc.(1)	355,000	10,593,200
Zimmer Holdings, Inc.	72,700	7,219,837

		$164,121,700

Health Care Facilities — 4.0%
HCA Holdings, Inc.(1)	842,000	$58,788,440

		$58,788,440

Health Care Services — 1.4%
Express Scripts Holding Co.(1)	273,000	$20,182,890

		$20,182,890

Security	Shares	Value

Health Care Supplies — 3.8%
Cooper Cos., Inc. (The)	175,100	$28,546,553
OraSure Technologies, Inc.(1)	1,145,000	9,537,850
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	18,912,900	19,177,772

		$57,262,175

Life Sciences Tools & Services — 8.6%
Agilent Technologies, Inc.	430,700	$24,618,812
Fluidigm Corp.(1)	653,000	17,774,660
Illumina, Inc.(1)	241,000	43,225,760
QIAGEN NV(1)	292,000	7,056,180
Thermo Fisher Scientific, Inc.	290,700	34,945,047

		$127,620,459

Managed Health Care — 2.0%
Health Net, Inc.(1)	335,000	$15,812,000
Molina Healthcare, Inc.(1)	300,000	14,352,000

		$30,164,000

Pharmaceuticals — 32.9%
AbbVie, Inc.	1,140,000	$63,019,200
Actavis PLC(1)	195,300	44,329,194
Allergan, Inc.	121,300	19,854,384
Bristol-Myers Squibb Co.	1,230,000	62,299,500
Impax Laboratories, Inc.(1)	773,500	19,059,040
Merck & Co., Inc.	932,000	56,022,520
Nichi-Iko Pharmaceutical Co., Ltd.	485,000	7,555,852
Ono Pharmaceutical Co., Ltd.	489,700	43,786,646
Perrigo Co. PLC	186,000	27,665,640
Roche Holding AG PC	293,000	85,572,969
Sawai Pharmaceutical Co., Ltd.	261,000	14,878,573
Shire PLC ADR	150,000	36,652,500
Towa Pharmaceutical Co., Ltd.	210,000	8,560,642

		$489,256,660

Total Common Stocks — 98.8% (identified cost $1,026,257,922)		$1,470,080,847

21	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

August 31, 2014

Portfolio of Investments — continued

Short-Term Investments — 1.8%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.13%(2)	$27,237	$27,236,567

Total Short-Term Investments (identified cost $27,236,567)		$27,236,567

Total Investments — 100.6% (identified cost $1,053,494,489)		$1,497,317,414

Other Assets, Less Liabilities — (0.6)%		$(8,638,863)

Net Assets — 100.0%		$1,488,678,551

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
PC	–	Participation Certificate

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2014.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	79.0%	$1,175,565,199
Switzerland	8.6	128,300,994
Japan	5.0	74,781,713
United Kingdom	2.5	36,652,500
Ireland	1.9	27,665,640
Netherlands	1.8	27,162,780
China	1.3	19,177,772
Singapore	0.5	8,010,816

Total Investments	100.6%	$1,497,317,414

22	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

August 31, 2014

Statement of Assets and Liabilities

Assets	August 31, 2014
Unaffiliated investments, at value (identified cost, $1,026,257,922)	$1,470,080,847
Affiliated investment, at value (identified cost, $27,236,567)	27,236,567
Foreign currency, at value (identified cost, $13,281)	12,973
Dividends receivable	546,089
Interest receivable from affiliated investment	422
Receivable for investments sold	2,561,227
Tax reclaims receivable	4,829,534
Total assets	$1,505,267,659

Liabilities
Payable for investments purchased	$15,397,407
Payable to affiliates:
Investment adviser fee	658,979
Management fee	399,214
Accrued expenses	133,508
Total liabilities	$16,589,108
Net Assets applicable to investors’ interest in Portfolio	$1,488,678,551

Sources of Net Assets
Investors’ capital	$1,044,675,795
Net unrealized appreciation	444,002,756
Total	$1,488,678,551

23	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

August 31, 2014

Statement of Operations

Investment Income	Year Ended August 31, 2014
Dividends (net of foreign taxes, $848,852)	$14,289,566
Interest allocated from affiliated investment	17,354
Expenses allocated from affiliated investment	(2,413)
Total investment income	$14,304,507

Expenses
Investment adviser fee	$7,150,585
Management fee	4,405,605
Trustees’ fees and expenses	58,957
Custodian fee	332,599
Legal and accounting services	84,506
Miscellaneous	77,120
Total expenses	$12,109,372
Deduct —
Reduction of custodian fee	$47
Total expense reductions	$47

Net expenses	$12,109,325

Net investment income	$2,195,182

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$255,078,905
Investment transactions allocated from affiliated investment	224
Foreign currency transactions	(30,783)
Net realized gain	$255,048,346
Change in unrealized appreciation (depreciation) —
Investments	$177,683,683
Foreign currency	(69,196)
Net change in unrealized appreciation (depreciation)	$177,614,487

Net realized and unrealized gain	$432,662,833

Net increase in net assets from operations	$434,858,015

24	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

August 31, 2014

Statements of Changes in Net Assets

	Year Ended August 31,
Increase (Decrease) in Net Assets	2014	2013
From operations —
Net investment income	$2,195,182	$10,188,377
Net realized gain from investment and foreign currency transactions	255,048,346	117,548,640
Net change in unrealized appreciation (depreciation) from investments and foreign currency	177,614,487	104,606,350
Net increase in net assets from operations	$434,858,015	$232,343,367
Capital transactions —
Contributions	$31,241,292	$13,401,051
Withdrawals	(106,571,449)	(135,091,208)
Net decrease in net assets from capital transactions	$(75,330,157)	$(121,690,157)

Net increase in net assets	$359,527,858	$110,653,210

Net Assets
At beginning of year	$1,129,150,693	$1,018,497,483
At end of year	$1,488,678,551	$1,129,150,693

25	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

August 31, 2014

Supplementary Data

	Year Ended August 31,
Ratios/Supplemental Data	2014	2013	2012	2011		2010
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.92%	0.81%	0.80%	1.21	%(2)	1.32%
Net investment income (loss)	0.17%	0.97%	1.24%	0.85	%(3)	(0.21)%
Portfolio Turnover	57%	51%	63%	43%		48%

Total Return	40.05%	24.99%	16.99%	14.00%		5.22%

Net assets, end of year (000’s omitted)	$1,488,679	$1,129,151	$1,018,497	$1,025,530		$1,048,273

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	The investment adviser waived a portion of its investment adviser fee (equal to 0.06% of average daily net assets for the year ended August 31, 2011).

(3)	Includes special dividends equal to 0.68% of average daily net assets.

26	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

August 31, 2014

Notes to Financial Statements

1  Significant Accounting Policies

Worldwide Health Sciences Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital growth by investing in a worldwide and diversified portfolio of health sciences companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At August 31, 2014, Eaton Vance Worldwide Health Sciences Fund held a 99.8% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

27

Worldwide Health Sciences Portfolio

August 31, 2014

Notes to Financial Statements — continued

As of August 31, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by OrbiMed Advisors LLC (OrbiMed) as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.50% of the Portfolio’s average daily net assets up to $500 million, 0.47% on net assets of $500 million but less than $1 billion, 0.43% on net assets of $1 billion but less than $1.5 billion and at reduced rates on average daily net assets of $1.5 billion or more, and is payable monthly. In addition, OrbiMed’s fee is subject to an upward or downward performance adjustment of up to 0.15% of the average daily net assets of the Portfolio depending on whether, and to what extent, the investment performance of the Portfolio differs by at least one percentage point from the record of the MSCI World Health Care Index over a 36-month performance period, except during the transition period (i.e., the 36-month period ended July 31, 2014). During the transition period, the performance adjustment is based on the blended record of (i) the S&P 500 Index for the period prior to August 1, 2011 and (ii) the MSCI World Health Care Index for the period after August 1, 2011. For the year ended August 31, 2014, the Portfolio’s investment adviser fee, including an upward performance adjustment of $920,722, amounted to $7,150,585 or 0.54% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

The management fee is earned by EVM as compensation for administrative, compliance and oversight services rendered to the Portfolio. Pursuant to the management agreement and subsequent fee reduction agreement between the Portfolio and EVM, the fee is computed at an annual rate of 0.375% of the Portfolio’s average daily net assets up to $500 million, 0.32% on net assets of $500 million but less than $1 billion, 0.29% on net assets of $1 billion but less than $1.5 billion and at reduced rates on average daily net assets of $1.5 billion or more. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of EVM or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the year ended August 31, 2014, the management fee amounted to $4,405,605 or 0.33% of the Portfolio’s average daily net assets.

Trustees and officers of the Portfolio who are members of OrbiMed’s or EVM’s organizations receive remuneration for their services to the Portfolio out of the investment adviser or management fee. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $746,861,502 and $825,768,099, respectively, for the year ended August 31, 2014.

28

Worldwide Health Sciences Portfolio

August 31, 2014

Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at August 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,057,490,247

Gross unrealized appreciation	$475,370,718
Gross unrealized depreciation	(35,543,551)

Net unrealized appreciation	$439,827,167

The net unrealized appreciation on foreign currency transactions at August 31, 2014 on a federal income tax basis was $179,831.

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended August 31, 2014.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7  Concentration of Risk

As the Portfolio concentrates its investments in the health sciences industry, it will likely be affected by events that adversely affect that industry. The Portfolio has historically held fewer than 60 stocks at any one time; therefore, it is more sensitive to developments affecting particular stocks than would be a more broadly diversified fund. These developments include product obsolescence, the failure of the issuer to develop new products and the expiration of patent rights. The value of the Portfolio’s interests can also be impacted by regulatory activities that affect health sciences companies.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

29

Worldwide Health Sciences Portfolio

August 31, 2014

Notes to Financial Statements — continued

At August 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Biotechnology	$467,864,638	$42,728,025		$—	$510,592,663
Health Care Distributors	12,091,860	—		—	12,091,860
Health Care Equipment	156,110,884	8,010,816		—	164,121,700
Health Care Facilities	58,788,440	—		—	58,788,440
Health Care Services	20,182,890	—		—	20,182,890
Health Care Supplies	38,084,403	19,177,772		—	57,262,175
Life Sciences Tools & Services	127,620,459	—		—	127,620,459
Managed Health Care	30,164,000	—		—	30,164,000
Pharmaceuticals	328,901,978	160,354,682		—	489,256,660

Total Common Stocks	$1,239,809,552	$230,271,295	*	$—	$1,470,080,847
Short-Term Investments	$—	$27,236,567		$—	$27,236,567

Total Investments	$1,239,809,552	$257,507,862		$—	$1,497,317,414

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At August 31, 2014, there were no investments transferred between Level 1 and Level 2 during the year then ended.

30

Worldwide Health Sciences Portfolio

August 31, 2014

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Worldwide Health Sciences Portfolio:

We have audited the accompanying statement of assets and liabilities of Worldwide Health Sciences Portfolio (the “Portfolio”), including the portfolio of investments, as of August 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Worldwide Health Sciences Portfolio as of August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 14, 2014

31

Eaton Vance Worldwide Health Sciences Fund

Worldwide Health Sciences Portfolio

August 31, 2014

Special Meeting of Shareholders (Unaudited)

Eaton Vance Worldwide Health Sciences Fund

The Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

	Number of Shares(1)
Nominee for Trustee	For	Withheld
Scott E. Eston	87,640,102	2,376,713
Cynthia E. Frost	87,681,963	2,334,852
George J. Gorman	87,520,923	2,495,892
Valerie A. Mosley	87,699,456	2,317,359
Harriett Tee Taggart	87,407,734	2,609,081

Each nominee was also elected a Trustee of the Portfolio.

(1)	Excludes fractional shares.

Worldwide Health Sciences Portfolio

The Portfolio held a Special Meeting of Interestholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	For	Withheld
Scott E. Eston	97%	3%
Cynthia E. Frost	97%	3%
George J. Gorman	97%	3%
Valerie A. Mosley	97%	3%
Harriett Tee Taggart	97%	3%

Results are rounded to the nearest whole number.

32

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of procedures used by Eaton Vance Management (“EVM”) for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

33

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by EVM and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by EVM and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Worldwide Health Sciences Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Worldwide Health Sciences Fund (the “Fund”) invests, with OrbiMed Advisors LLC (“OrbiMed”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Contract Review Committee also concluded that the continuation of agreements for management services of the Portfolio and for administrative services of the Fund with EVM (together with the investment advisory agreement, the “Agreements”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended the Board approval of such Agreements. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the Agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the Agreements.

Nature, Extent and Quality of Services

In considering whether to approve the Agreements, the Board evaluated the nature, extent and quality of services provided to the Portfolio by OrbiMed and to the Portfolio and the Fund by EVM. The Board considered that OrbiMed and EVM provide a package of inter-related services that together are necessary and appropriate for the management of the Portfolio and administration of the Fund.

The Board considered OrbiMed’s and EVM’s management capabilities and OrbiMed’s investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board noted OrbiMed’s experience in managing health sciences portfolios and the experience of the large group of professional and support staff including portfolio managers, traders and analysts who provide services under the investment advisory agreement. The Board evaluated the level of skill and expertise required to manage the Portfolio and concluded that the human resources available at OrbiMed were appropriate to fulfill effectively its duties on behalf of the Portfolio. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of OrbiMed to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of OrbiMed, EVM and their respective affiliates. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

34

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2014

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of OrbiMed, EVM and their affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of the package of inter-related services provided by OrbiMed and EVM, taken as a whole, are appropriate and consistent with the terms of the Agreements.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 and February 28, 2014 for the Fund. The Board noted that actions are being taken by the Adviser to improve Fund performance and concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

In considering the management fees and the Fund’s estimated total expense ratio, the Board noted that the advisory fee payable by the Portfolio is subject to a performance-based adjustment that is intended to align the interests of OrbiMed with the interests of shareholders and that the performance-based adjustment varies based on whether the Fund outperforms or underperforms its benchmark index by at least 1.00% and based on its average daily net assets over the entire performance measurement period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the package of inter-related services provided by OrbiMed and EVM under the Agreements, the Board concluded that the management fees charged for services provided pursuant to the Agreements are reasonable.

Profitability

The Board reviewed the level of profits realized by OrbiMed and EVM and relevant affiliates thereof in providing services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized by OrbiMed or EVM without regard to revenue sharing or other payments by such party in respect of distribution services. The Board also considered other direct or indirect benefits received by OrbiMed or EVM in connection with their relationships with the Fund and the Portfolio, including the benefits to OrbiMed of research services that may be available as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the package of inter-related services rendered by OrbiMed and EVM, the profits realized by OrbiMed and EVM are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which OrbiMed and EVM, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and OrbiMed’s and EVM’s profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the management fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

35

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2014

Management and Organization

Fund Management.  The Trustees of the Eaton Vance Growth Trust (the Trust) and Worldwide Health Sciences Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer, with the exception of Mr. Isaly, is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVD” refers to Eaton Vance Distributors, Inc. and “OrbiMed” refers to OrbiMed Advisors LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost(3) 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman(3) 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley(4) 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

36

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Trustee	2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Ronald A. Pearlman 1940	Trustee	2003

Lawyer and consultant. Formerly, Professor of Law, Georgetown University Law Center (1999-2014). Formerly, Partner, Covington & Burling LLP (law firm) (1991-2000). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990). Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(5)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President of the Trust	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Samuel D. Isaly(6) 1945	President of the Portfolio	2002	Managing Partner of OrbiMed.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

37

Eaton Vance

Worldwide Health Sciences Fund

August 31, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(5)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Ms. Frost and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Ms. Frost and Mr. Gorman began serving as Trustees effective May 29, 2014.
(4)	Ms. Mosley began serving as a Trustee effective January 1, 2014.
(5)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

(6)	The business address for Mr. Isaly is 601 Lexington Avenue, 54th Floor, New York, NY 10022.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

38

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

39

This Page Intentionally Left Blank

Sponsor and Manager of

Worldwide Health Sciences Portfolio and

Administrator of Eaton Vance Worldwide Health

Sciences Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Adviser of Worldwide Health Sciences Portfolio

OrbiMed Advisors LLC

601 Lexington Avenue

54th Floor

New York, NY 10022-4629

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

426    8.31.14

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended August 31, 2013 and August 31, 2014 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	8/31/13	8/31/14
Audit Fees	$51,070	$52,870
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$14,200	$14,635
All Other Fees(3)	$0	$0

Total	$65,270	$67,505

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended August 31, 2013 and August 31, 2014; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	8/31/13	8/31/14
Registrant	$14,200	$14,635
Eaton Vance(1)	$417,309	$256,315

(1)	Certain entities that provide ongoing services to the registrant are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Worldwide Health Sciences Portfolio

By:	/s/ Samuel D. Isaly
Samuel D. Isaly
President

Date:	October 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 9, 2014

By:	/s/ Samuel D. Isaly
Samuel D. Isaly
President

Date:	October 9, 2014